MANNING & NAPIER FUND, INC.

Supplement dated November 20, 2009 to the following Prospectuses

The combined prospectus (“Combined Prospectus”) dated May 1, 2009, as amended August 6, 2009 and as supplemented on August 28, 2009 and September 22, 2009 for the following Series of the Fund:

Small Cap Series	High Yield Bond Series
Commodity Series	Global Fixed Income Series
Technology Series	Financial Services Series
International Series	Core Bond Series
Life Sciences Series	Core Plus Bond Series
World Opportunities Series	Real Estate Series

The individual prospectuses dated May 1, 2009 for each of the following Series of the Fund:

Technology Series	Diversified Tax Exempt Series
Life Sciences Series	New York Tax Exempt Series
World Opportunities Series — Class A	Ohio Tax Exempt Series
Financial Services Series

The individual prospectuses dated May 1, 2009 as supplemented July 27, 2009 for each of the following Series of the Fund:

Small Cap Series — Class A	International Series

The combined prospectus dated May 1, 2009 for the following Series of the Fund:

Core Bond Series	Core Plus Bond Series

The individual prospectuses dated March 1, 2009 for the following Series and Classes:

Pro-Blend Conservative Term Series — Classes I and S	Equity Series
Pro-Blend Moderate Term Series — Classes I and S	Tax Managed Series — Class A
Pro-Blend Extended Term Series — Class I and S	Overseas Series
Pro-Blend Maximum Term Series — Class I and S

The prospectus dated March 1, 2009 for the following Classes and Series (“Target Series Prospectus”):

Target Income Series — Classes C, I, K and R	Target 2030 Series — Classes C, I, K and R
Target 2010 Series — Classes C, I, K and R	Target 2040 Series — Classes C, I, K and R
Target 2020 Series — Classes C, I, K and R	Target 2050 Series — Classes C, I, K and R

The prospectus dated November 7, 2008 as supplemented February 2, 2009 for the following Series:

Dividend Focus Series

The prospectus dated September 24, 2009 for the following Series:

High Yield Bond Series

Effective November 7, 2009, the following revisions are hereby made to each of the above prospectuses.

1.	The second paragraph in the “Excessive Trading” section is hereby deleted and replaced by the following:

Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into a Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number for a period of 90 days.

2.	The last paragraph of the section “Dividends and Distributions” is hereby deleted and replaced by the following:

Capital gain distributions and dividends are reinvested in additional shares of the same series and class that you hold. Alternatively, except as discussed below, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. Regardless of your election, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

3.	The following paragraph is hereby added to the end of the section titled “How to Obtain the Shareholder Reports, SAI, and Additional Information” on the back page:

The Fund may send only one copy of a Series’ prospectus and annual and semi-annual reports to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you do not want your mailings to be “householded,” please call 1-800-466-3863 or contact your financial intermediary.

The following revisions are hereby made to each of the referenced prospectuses with the exception of the Target Series Prospectus:

4.	The last paragraph of the section titled “Management Fees” is hereby deleted and replaced by the following:

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The following revision is hereby made to the Target Series Prospectus:

5.	The last paragraph of the section titled “The Distributor” is hereby deleted and replaced by the following:

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any distribution or servicing fees payable under a Rule 12b-1 or service plan of the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of the Series available to its customers and may allow the Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

The following revisions are hereby made to each of the referenced prospectuses with the exception of the Combined Prospectus:

6.	The section “How to Buy Shares — By Mail — Opening an Account” is hereby deleted and replaced by the following:

•	Send a check payable to Manning & Napier Fund, Inc. with the completed original account application.

The address is:

Manning & Napier Fund, Inc.

PO Box 9845

Providence, RI 02940-8045

•	To request an account application, call 1-800-466-3863.

7.	The section “How to Buy Shares — By Telephone — Adding to an Account” is hereby deleted and replaced by the following:

You may use the Telephone Purchase feature to add to an existing account. To use this service, call 1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the net asset value calculated on the next business day after your call that both the New York Stock Exchange and banks are open.

8.	The first paragraph of the “How to Redeem Shares” section is hereby deleted and replaced by the following:

The Fund may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase). Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests must include a Medallion Guarantee.

9.	The “Telephone Transactions” section is hereby deleted and replaced by the following:

Telephone and Internet Transactions

When you place a purchase, exchange, or redemption order by telephone or through the internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or internet order when desired.

10.	The “Communicating with the Manning & Napier Fund” section is hereby deleted and replaced by the following:

By Phone: You can reach us at 1-800-466-3863 business days from 8:00 a.m. to 6:00 p.m. Eastern time. Telephone calls may be recorded. You can also obtain automated account information, such as share prices and account balances, 24 hours a day, 7 days a week, by calling this number.

By Mail:	Manning & Napier Fund, Inc. P.O. Box 9845
Providence, RI 02940-8045

By Overnight Mail:	Manning & Napier Fund, Inc. 101 Sabin Street
Pawtucket, RI 02860

11.	The addresses on the bottom of the back cover are hereby deleted and replaced by the following:

Manning & Napier Fund, Inc.

P.O. Box 9845

Providence, RI 02940-8045

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 20, 2009 to the Statement of Additional Information (“SAI”) dated March 1, 2009 for the following series and classes of the Fund:

Pro-Blend Conservative Term Series — Class S, B, Z, D, E and I

Pro-Blend Moderate Term Series — Class S, B, Z, D, E and I

Pro-Blend Extended Term Series — Class S, B, Z, D, E and I

Pro-Blend Maximum Term Series — Class S, B, Z, D, E and I

Equity Series

Tax Managed Series — Class A, B, Z, D and E

Overseas Series

Target Income Series — Class C, I, K and R

Target 2010 Series — Class C, I, K and R

Target 2020 Series — Class C, I, K and R

Target 2030 Series — Class C, I, K and R

Target 2040 Series — Class C, I, K and R

Target 2050 Series — Class C, I, K and R

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1. The last paragraph of the section titled “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

In addition, the Fund’s service providers, such as the Advisor, Custodian, MLB, PwC, Distributor, and PNC, all as defined herein, may possess or receive portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (See Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

2. The last paragraph of the section titled “The Advisor” is hereby deleted and replaced with the following:

The Advisor serves as the Fund’s transfer agent and accounting services agent. The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.), Inc., 4400 Computer Drive, Westborough, MA 01581 (“PNC”), under which PNC serves as sub-accounting services agent and sub-transfer agent, respectively. Pursuant to a Master Services Agreement dated November 1, 2003, as amended, between the Fund and the Advisor, for fund accounting and transfer agent services for the Target Series, the Fund paid the Advisor a pro-rata portion of the annual fee of $582,000 for the period from the Target Series’ inception through October 31, 2008. Between November 1, 2008 and November 7, 2009 the Fund paid the Advisor an annual fee of $402,000 for these services. Effective November 7, 2009, the fee rates for the Target Series are as follows: an annual fee of 0.025% of the average net assets with a base fee of $40,500 per Series. Under the Master Services Agreement, for fund accounting and transfer agent services for the other Series, effective November 7, 2009, the fee rates for the Series other than the Target Series are as follows: an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500 per Series. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. For servicing the Tax Managed Series, Pro-Blend Conservative Term Series, Pro-Blend Maximum Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Equity Series, Overseas Series, and the Target Series in this capacity for the fiscal years ended October 31, 2006, 2007, and 2008 the Advisor received $950,946, $1,134,753, and $1,705,741, respectively.

3. The following new section is hereby added immediately after the section titled “Federal Tax Treatment of Dividends and Distributions”:

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www. manningnapieradvisors.com, or by calling 1-800-466-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 20, 2009 to the Statement of Additional Information (“SAI”) dated May 1, 2009 and supplemented as of July 27, 2009 and September 22, 2009 for the following series and classes of the Fund:

This supplement applies to the SAI of each of the following series of Manning & Napier Fund, Inc. (the “Fund”): Small Cap Series (Class A, B, Z, D, and E Shares), Commodity Series, Technology Series, High Yield Bond Series, International Series, Life Sciences Series, Global Fixed Income Series, World Opportunities Series (Class A, B, Z, D, and E Shares), New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Financial Services Series, Core Bond Series, Core Plus Bond Series and High Yield Bond Series.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1. The last paragraph of the section titled “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

In addition, the Fund’s service providers, such as the Advisor, Custodian, MLB, PwC, Distributor, and PNC, all as defined herein, may possess or receive portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (See Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

2. The next to last paragraph of the section titled “The Advisor” is hereby deleted and replaced with the following:

The Advisor serves as the Fund’s transfer agent and accounting services agent pursuant to a Master Services Agreement between the Fund and the Advisor. The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.), Inc., 4400 Computer Drive, Westborough, MA 01581 (“PNC”), under which PNC serves as sub-accounting services agent and sub-transfer agent, respectively. Pursuant to a Master Services Agreement dated November 1, 2003, as amended, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Effective November 7, 2009, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500 per Series. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. For servicing the Small Cap Series, Technology Series, International Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series, Life Sciences Series, Financial Services Series, Core Bond Series, and Core Plus Bond Series in this capacity for the fiscal years ended December 31, 2006, 2007, and 2008, the Advisor received $1,432,079, $1,586,257, and $2,247,827, respectively, from the Fund.

3. The following new section is hereby added immediately after the section titled “Federal Tax Treatment of Dividends and Distributions”:

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www. manningnapieradvisors.com, or by calling 1-800-466-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 20, 2009 to the Statement of Additional Information (“SAI”) dated November 7, 2008 as supplemented on December 22, 2008, February 2, 2009, and March 16, 2009 for the Dividend Focus Series of the Fund.

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1. The last paragraph of the section titled “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

In addition, the Fund’s service providers, such as the Advisor, Custodian, MLB, PwC, Distributor, and PNC, all as defined herein, may possess or receive portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (See Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

2. The last paragraph of the section titled “The Advisor” is hereby deleted and replaced with the following:

The Advisor serves as the Fund’s transfer agent and accounting services agent pursuant to a Master Services Agreement between the Fund and the Advisor. The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.), Inc., 4400 Computer Drive, Westborough, MA 01581 (“PNC”), under which PNC serves as sub-accounting services agent and sub-transfer agent, respectively. Pursuant to a Master Services Agreement dated November 1, 2003, as amended, between the Fund and the Advisor, for fund accounting and transfer agent services for the Series, the Fund paid the Advisor an annual fee of 0.055% of the Fund’s average daily net assets up to $4.5 billion, 0.03% of the Fund’s average daily net assets between $4.5 billion and $7.5 billion, and 0.02% of the Fund’s average daily net assets over $7.5 billion. Effective November 7, 2009, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

3. The following new section is hereby added immediately after the section titled “Federal Tax Treatment of Dividends and Distributions”:

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www. manningnapieradvisors.com, or by calling 1-800-466-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated November 20, 2009 to the Statement of Additional Information (“SAI”) dated July 22, 2009 for the Real Estate Series of the Fund

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

1. The last paragraph of the section titled “Disclosure of Portfolio Holdings” is hereby deleted and replaced with the following:

In addition, the Fund’s service providers, such as the Advisor, Custodian, MLB, PwC, Distributor, and PNC, all as defined herein, may possess or receive portfolio holdings information with no lag time in connection with their services to the Fund. In addition, proxy voting service providers (See Appendix C) may receive portfolio holdings information with no lag time, as necessary, in connection with their services to the Fund. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

2. The last paragraph of the section titled “The Advisor” is hereby deleted and replaced with the following:

The Advisor serves as the Fund’s transfer agent and accounting services agent pursuant to a Master Services Agreement between the Fund and the Advisor. The Advisor has entered into agreements dated October 12, 2009 and November 9, 2009 with PNC Global Investment Servicing (U.S.), Inc., 4400 Computer Drive, Westborough, MA 01581 (“PNC”), under which PNC serves as sub-accounting services agent and sub-transfer agent, respectively. Pursuant to the Master Services Agreement dated November 1, 2003, as amended, between the Fund and the Advisor, the Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average net assets; 0.015% on the next $3 billion of average net assets; and 0.01% of the average net assets in excess of $6 billion; plus a base fee of $25,500. Additionally, certain transaction, account-based, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

3. The following new section is hereby added immediately after the section titled “Federal Tax Treatment of Dividends and Distributions:

Performance Reporting

The performance of the Series of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www. manningnapieradvisors.com, or by calling 1-800-466-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE